Income Tax, Movements in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets [Abstract]
Beginning of period	$ 149,656	$ 172,268
Increase/(decrease) through the consolidated profit and loss statement	7,327	29,197
Increase/(decrease) through other consolidated comprehensive income (equity)	2,207	(46,344)
Currency translation differences and other	1,805	(5,465)
End of period	160,995	149,656
Deferred tax liabilities [Abstract]
Beginning of period	296,481	308,859
Increase/(decrease) through the consolidated profit and loss statement	(27,055)	(19,864)
Increase/(decrease) through other consolidated comprehensive income (equity)	(5,830)	17,608
Currency translation differences and other	7,692	(10,122)
End of period	$ 271,288	$ 296,481